Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2015
Registrant Name	GENERAL NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND
Central Index Key	0000803950
Amendment Flag	false
Document Creation Date	Mar. 29, 2016
Document Effective Date	Apr. 01, 2016
Prospectus Date	Apr. 01, 2016
Class A Prospectus | General Money Market Fund Inc | Class A
Prospectus:
Trading Symbol	GMMXX
Class A Prospectus | General Government Securities Money Market Fund | Class A
Prospectus:
Trading Symbol	GGSXX
Class A Prospectus | General Treasury Prime Money Market Fund | Class A
Prospectus:
Trading Symbol	GTAXX
Class A Prospectus | General Municipal Money Market Funds, Inc. | General Municipal Money Market Fund - Class A
Prospectus:
Trading Symbol	GTMXX
Class A Prospectus | General California Municipal Money Market Fund | Class A
Prospectus:
Trading Symbol	GCAXX
Class A Prospectus | General New York AMT-Free Municipal Money Market Fund | Class A
Prospectus:
Trading Symbol	GNMXX
Class B Prospectus | General Money Market Fund Inc | Class B
Prospectus:
Trading Symbol	GMBXX
Class B Prospectus | General Government Securities Money Market Fund | Class B
Prospectus:
Trading Symbol	GSBXX
Class B Prospectus | General Treasury Prime Money Market Fund | Class B
Prospectus:
Trading Symbol	GTBXX
Class B Prospectus | General Municipal Money Market Funds, Inc. | General Municipal Money Market Fund - Class B
Prospectus:
Trading Symbol	GBMXX
Class B Prospectus | General California Municipal Money Market Fund | Class B
Prospectus:
Trading Symbol	GENXX
Class B Prospectus | General New York AMT-Free Municipal Money Market Fund | Class B
Prospectus:
Trading Symbol	GNYXX